EP Latin America Fund
SUMMARY SECTION EP Latin America Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 13 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP Latin America Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account annual maintenance fee and redemption fee requests	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP Latin America Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses	[1]	0.77%
Total annual fund operating expenses		2.17%
Expense waiver/reimbursement	[2]	(0.42%)
Total annual fund operating expenses and/or expense reimbursement	[2]	1.75%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.75% of average daily net assets of the Fund. This agreement is effective until October 31, 2012, and may be terminated by the Trust's Board of Trustees (the "Board") at any time. The advisor is permitted to seek reimbursement from the Fund, subject to limitations, for a period of three fiscal years following the fiscal year in which fees were waived or reimbursed, provided that such reimbursement does not cause the Fund to exceed its current expense limit or the expense limit in place at the time of such waiver or reimbursement of expenses.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years
EP Latin America Fund Class A	620	1,060

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. The Fund considers a company to be a Latin American company if the company is organized in Latin America or it derives at least 50% of its revenues or profits from business activities in Latin America. There are no limits on the geographic allocation of the Fund’s investments within Latin America. The Fund’s sub-advisor, however, anticipates that a substantial portion of the Fund’s investments will be in companies in Brazil, Mexico, Argentina, Colombia, Peru and Chile. The Fund’s equity investments include common stock, preferred stock, and warrants. The Fund may also invest in American depository receipts ("ADRs"), which are certificates issued by U.S. banks representing specified numbers of shares (or one share) in foreign stocks, that are traded on U.S. exchanges.  The Fund is a "non-diversified" fund, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code).

In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

Principal Risks of Investing

The Fund’s principal risks are mentioned below.  Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•	Market Risk:

The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

•	Equity Securities Risk:

The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.  The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

•	Foreign Securities Risk:

The prices of foreign securities may be more volatile than those of U.S. securities because of economic conditions abroad, political developments, and changes in the regulatory environment of the countries in which the Fund invests.  In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices.  There may also be less publicly available information about a non-U.S. company than a U.S. company.  Many foreign stock markets are more concentrated than the U.S. stock market, which means that the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

•	Latin America Region Risk:

Because the Fund’s investments will be focused in the Latin America region with a focus in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance is expected to be closely tied to social, political, and economic conditions within these countries and may be more volatile than the performance of funds that invest in more developed countries and regions. In addition the economy of each of these countries is generally characterized by high interest, inflation, and unemployment rates. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

•	Emerging Market Risk:

The economies of countries in the Latin America region are generally considered emerging market economies.  Emerging market economies and political systems may be less stable than in the United States and other more developed economies.  Laws and accounting standards in emerging markets typically are not as comprehensive as in the United States and there may be less publicly available information on emerging market companies.  In addition, emerging market securities may be less liquid and have fewer transactions than U.S. securities.

•	Currency Risk:

Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged.

•	Small or Mid-Cap Companies Risk:

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies, because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

•	Non-Diversification Risk:

The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Management Risk:

The skill of the Fund’s sub-advisor will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the sub-advisor’s ability to select stocks, particularly in volatile stock markets.

Performance

The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.